Investments and Derivative Instruments (US Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
GMWB reinsurance contracts
Notional Amount	$ 4,500	$ 5,100
UNITED STATES | GMWB Hedging Instruments [Member] | Customized Swaps [Member]
GMWB reinsurance contracts
Notional Amount	7,839	7,787
Fair Value	74	238
UNITED STATES | GMWB Hedging Instruments [Member] | Equity Swaps, Options and Futures [Member]
GMWB reinsurance contracts
Notional Amount	4,237	5,130
Fair Value	44	267
UNITED STATES | GMWB Hedging Instruments [Member] | Interest Rate Swaps and Futures [Member]
GMWB reinsurance contracts
Notional Amount	6,615	5,705
Fair Value	(77)	67
UNITED STATES | Macro Hedge Program [Member] | Stock Option [Member]
GMWB reinsurance contracts
Notional Amount	9,934	7,442
Fair Value	$ 139	$ 286